ADOPTION OF NEW ACCOUNTING STANDARDS AND NEW ACCOUNINTG STANDARDS ISSUED BUT NOT YET EFFECTIVE	12 Months Ended
Dec. 31, 2023
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Adoption of New Accounting Standards and New Accounting Standards Issued but Not Yet Effective	Adoption of New Accounting Standards and New Accounting Standards Issued but Not Yet Effective
(a) Adoption of new accounting standards
The following new accounting pronouncements are effective for annual periods beginning on or after January 1, 2023 and have been incorporated into the consolidated financial statements:
•Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2).
•Definition of Accounting Estimates (Amendments to IAS 8).
•Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12 Income Taxes).
•International Tax Reform – Pillar Two Model Rules. Amendments to IAS 12 Income Taxes were issued to give entities temporary mandatory relief from accounting for deferred taxes arising from the Organization for Economic Co-operation and Development’s international tax reform. The amendments became effective upon issuance, except for certain disclosure requirements which become effective for annual reporting periods beginning on or after January 1, 2023.
The adoption of these pronouncements did not have a significant impact.
(b) New accounting standards issued but not effective
Certain pronouncements have been issued by the IASB that are mandatory for accounting periods after December 31, 2023:
•Classification of Liabilities as Current or Non-current (Amendments to IAS 1) effective for annual periods beginning on or after January 1, 2024.
•Lease Liability in a Sale and Leaseback (Amendments to IFRS 16 Leases) effective for annual periods beginning on or after January 1, 2024.
•Sale or Contribution of Assets Between an Investor and its Associate or Joint Venture (Amendments to IFRS 10 and IAS 28) amendments were to be applied prospectively for annual periods beginning on or after January 1, 2016, however, on December 17, 2015 the IASB decided to defer the effective date for these amendments indefinitely. Early adoption is still permitted. The Company does not intend to early adopt these standards.
•Supplier Finance Arrangements (Amendments to IAS 7 and IFRS 7) effective for periods on or after January 1, 2024.
•Lack of exchangeability (Amendments to IAS 21) effective for periods on or after January 1, 2025.
Pronouncements related to IAS 1, IFRS 16, IFRS 10, IAS 21, IAS 28, IAS 7 and IFRS 7 are not expected to have a significant impact on the Company's consolidated financial statements upon adoption.